Short-Term Borrowings And Long-Term Debt (Information On Short-Term Borrowings And Interest Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Short-Term Borrowings And Long-Term Debt [Abstract]
Maximum amount outstanding at any month-end	$ 9,594	$ 9,282	$ 4,536
Average daily short-term borrowings	$ 6,040	$ 4,020	$ 1,596
Weighted-average interest rate	0.10%	0.20%	0.50%